Income taxes - Schedule of aggregate amount and per share effect of the tax holiday (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
The aggregate dollar effect	¥ 3,205,943	¥ 286,804,076
Per share effect-basic and diluted	¥ 0.10	¥ 8.81